Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	[1],[2],[3]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Container impairment		$ 94,623	$ 35,345	[1],[2],[3]	$ 13,108
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Container impairment	[4]	66,455	32,680
Fair Value, Measurements, Nonrecurring | Containers held for sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Container impairment	[4],[5]	66,455	32,680
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		19,230	32,153
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2 | Containers held for sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	[5]	$ 19,230	$ 32,153

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Included in container impairment in the accompanying consolidated statements of comprehensive (loss) income.
[5]	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.